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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ];      Amendment Number:
                                                    ------------------------
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Cincinnati Indemnity Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

/s/ Kenneth S. Miller           Fairfield, Ohio            November 11, 2006
----------------------------   -------------------------   ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
Form 13F Information Table Entry Total:        5
Form 13F Information Table Value Total:   17,078

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No. 028-10798

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                           FORM 13F INFORMATION TABLE

           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
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                               TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP     (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE  SHARED NONE
--------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION        COMMON     30231G102     6,844 102,000 SH       SHARED           01  --  102,000  --
GENERAL ELECTRIC CO.           COMMON     369604103     1,765  50,000 SH       SHARED           01  --   50,000  --
GENUINE PARTS CO               COMMON     372460105       647  15,000 SH       SHARED           01  --   15,000  --
JOHNSON & JOHNSON              COMMON     478160104     1,624  25,000 SH       SHARED           01  --   25,000  --
PROCTER & GAMBLE CORPORATION   COMMON     742718109     6,198 100,000 SH       SHARED           01  --  100,000  --
                                                       17,078